TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of Transactions With Related Parties
	Year ended December 31,
	2022	2023	2024
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	2,968	3,155	2,396
Compensation and benefits to directors, including benefit component of equity instrument grants	507	587	415

Schedule of Key Management Compensation
	Year ended December 31,
	2022	2023	2024
	in USD thousands
Salaries and other short-term employee benefits	2,298	2,425	2,018
Post-employment benefits	131	256	394
Other long-term benefits	35	31	29
Share-based compensation	1,011	1,030	370
	3,475	3,742	2,811